Investment Objectives and Goals	Apr. 20, 2026
TOPS Conservative ETF Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: TOPS® Conservative ETF Portfolio
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
TOPS Balanced ETF Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: TOPS® Balanced ETF Portfolio
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks income and capital appreciation.
TOPS Moderate ETF Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: TOPS® Moderate ETF Portfolio (formerly TOPS® Moderate Growth ETF Portfolio)
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation.
TOPS Moderately Aggressive ETF Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: TOPS® Moderately Aggressive ETF Portfolio (formerly TOPS® Growth ETF Portfolio)
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation.
TOPS Aggressive ETF Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: TOPS® Aggressive ETF Portfolio (formerly TOPS® Aggressive Growth ETF Portfolio)
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation.
TOPS Managed Risk Balanced ETF Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: TOPS® Managed Risk Balanced ETF Portfolio
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Moderate ETF Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: TOPS® Managed Risk Moderate ETF Portfolio (formerly TOPS® Managed Risk Moderate Growth ETF Portfolio)
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderately Aggressive ETF Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: TOPS® Managed Risk Moderately Aggressive ETF Portfolio (formerly TOPS® Managed Risk Growth ETF Portfolio)
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.